Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2025
	RMB	RMB	RMB	USD
Current income tax expenses	(166,476)	(5,590,543)	(7,334,225)	(1,043,453)
Deferred income tax benefits/(provision)	2,666,910	(547,502)	2,740	390
Income tax credit/(expenses)	2,500,434	(6,138,045)	(7,331,485)	(1,043,063)

Schedule of effective income tax rate reconciliation

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate in China	(20.00)%	(20.00)%	(20.00)%
Tax rate difference outside China(1)	(16.75)%	(9.04)%	(11.10)%
Change in valuation allowance	(5.00)%	(9.35)%	(7.53)%
Additional R&D deduction in China	0.00%	0.00%	0.00%
Permanent difference	17.68%	23.88%	19.07%
Effective tax rate	(0.93)%	10.49%	5.44%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Schedule of deferred tax assets and liabilities

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carryforwards	-	-	-
Allowance for credit losses	440,346	443,086	63,039
Less: valuation allowance	-	-	-
Deferred tax assets, net	440,346	443,086	63,039

Schedule of taxes payable

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
VAT taxes payable	538,657	439,126	62,475
Income taxes payable	5,331,808	12,410,542	1,765,670
Other taxes payable	21,729	17,982	2,559
Totals	5,892,194	12,867,650	1,830,704